Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	Rental
	RMB	US$

2020	142,058	20,405
2021	150,231	21,579
2022	128,731	18,491
2023	94,598	13,588
2024 and after	97,558	14,013
Total undiscounted cash flows	613,176	88,076
Less: imputed interest	(68,849)	(9,888)
Present value of lease liabilities	544,327	78,188

Summary of supplemental information related to leases

	For the years ended December 31,
	2019	2019
	RMB	US$

Operating cash flows for operating leases	76,130	10,935
ROU assets obtained in exchange for new operating lease liabilities	402,646	57,836